Accrued Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accrued Expense
Professional fees	$ 3,298	$ 1,705
Salaries and wages	121	615
Interest payable	70	184
Taxes payable		54
Other	54	6
Total accrued expense	$ 3,543	$ 2,564